SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Feb. 28, 2015
SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Building	35-40 years
Computer, network equipment and software	3 years
Vehicles	4-5 years
Office equipment and furniture	3-5 years
Leasehold improvement	Shorter of the lease term or estimated useful lives

Schedule of amortization periods by major intangible asset classes

Trade name	10.0 years
Copy rights	3.0-5.0 years
Student base	3.5 years
Partnership agreement	2.6-3.5 years
Domain names	3.0 years
Non-compete agreement	2.0-3.0 years
Education license	0.9-5.0 years
Customer relationship	3.0-5.0 years
Concession	3.0-5.0 years
User base	5.0 years
Technology	5.0 years